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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Anthony J. Merhige              Wayne, PA        May 16, 2011
   -------------------------------    -----------------    ------------
         Anthony J. Merhige             [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $477,485
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                                MARKET            INVESTMENT  OTHER     ---------------------
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   VALUE (000s) SHARES  DISCRETION MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP              COM UNITS LP  01861G100         4907   93398    Sole           0     93398      0      0
AMERIGAS PARTNERS-LP                 UNIT LP INT   030975106          682   14200    Sole           0     14200      0      0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT   049392103          762   22081    Sole           0     22081      0      0
BLUEKNIGHT ENERGY PARTNERS LP        COM UNITS LP  09625U109         2487  284218    Sole           0    284218      0      0
BREITBURN ENERGY PARTNERS LP        COM UT LTD PTN 106776107         9217  424147    Sole           0    424147      0      0
BUCKEYE PARTNERS LP                 UNIT LTD PARTN 118230101        15165  238670    Sole           0    238670      0      0
CHESEPEAKE MIDSTREAM PARTNERS            UNIT      16524K108        12878  446685    Sole           0    446685      0      0
CROSSTEX ENERGY LP                       COM       22765U102         8603  508433    Sole           0    508433      0      0
DCP MIDSTREAM PARTNERS LP           COM UT LTD PTN 23311P100         5910  145919    Sole           0    145919      0      0
EAGLE ROCK ENERGY PARTNERS               UNIT      26985R104        17968 1752966    Sole           0   1752966      0      0
EAGLE ROCK ENERGY PARTNERS                W        26985R120         2515  628722    Sole           0    628722      0      0
EL PASO PIPELINE PARTNERS LP         COM UNIT LPI  283702108        23689  653850    Sole           0    653850      0      0
ENBRIDGE ENERGY PARTNERS LP              COM       29250R106        11160  172699    Sole           0    172699      0      0
ENCORE ENERGY PARTNERS-LP              COM UNIT    29257A106          880   37476    Sole           0     37476      0      0
ENERGY TRANSFER EQUITY LP           COM UT LTD PTN 29273V100        30507  677927    Sole           0    677927      0      0
ENTERPRISE PRODUCTS PARTNERS             COM       293792107        54820 1273107    Sole           0   1273107      0      0
EV ENERGY PARTNER LP                  COM UNITS    26926V107         5556  103190    Sole           0    103190      0      0
FERRELLGAS PARTNERS-LP              UNIT LTD PART  315293100          832   32000    Sole           0     32000      0      0
GENESIS ENERGY LP                   UNIT LTD PARTN 371927104          495   17500    Sole           0     17500      0      0
HOLLY ENERGY PARTNERS LP            COM UT LTD PTN 435763107         6353  109530    Sole           0    109530      0      0
INERGY LP                           UNIT LTD PTNR  456615103         7140  178060    Sole           0    178060      0      0
KINDER MORGAN INC                        COM       49456B101        12703  428575    Sole           0    428575      0      0
KINDER MORGAN ENERGY PRTNRS         UT LTD PARTNER 494550106          858   11576    Sole           0     11576      0      0
KINDER MORGAN MANAGEMENT LLC             SHS       49455U100        25465  388247    Sole           0    388247      0      0
LEGACY RESERVES LP                   UNIT LP INT   524707304         6430  205160    Sole           0    205160      0      0
LINN ENERGY LLC-UNITS               UNIT LTD LIAB  536020100        12153  312177    Sole           0    312177      0      0
MAGELLAN MIDSTREAM PARTNERS         COM UNIT RP LP 559080106        21088  352289    Sole           0    352289      0      0
MARKWEST ENERGY PARTNERS LP         UT LTD PARTNER 570759100        18439  380423    Sole           0    380423      0      0
NATURAL RESOURCE PARTNERS LP         COM UNIT LP   63900P103          175    5000    Sole           0      5000      0      0
NISKA GAS STORAGE PARTNERS LP       UNIT LTD LIABI 654678101        11092  507197    Sole           0    507197      0      0
NUSTAR ENERGY LP                       UNIT COM    67058H102         1327   19548    Sole           0     19548      0      0
NUSTAR GP HOLDINGS LLC              UNIT RESTG LLC 67059L102          488   13401    Sole           0     13401      0      0
ONEOK PARTNERS LP                   UNIT LTD PARTN 68268N103          698    8481    Sole           0      8481      0      0
OXFORD RESOURCE PARTNERS LP         COM UNIT RP LP 691807101         3120  113460    Sole           0    113460      0      0
PIONEER SOUTHWEST ENERGY PAR         UNIT LP INT   72388B106          344   10000    Sole           0     10000      0      0
PLAINS ALL AMER PIPELINE LP         UNIT LTD PARTN 726503105        25132  394359    Sole           0    394359      0      0
PENN VIRGINIA RESOURCE PARTNERS LP       COM       707884102        14571  526027    Sole           0    526027      0      0
REGENCY ENERGY PARTNERS LP           COM UNITS LP  75885Y107         7822  286425    Sole           0    286425      0      0
SPECTRA ENERGY PARTNERS LP               COM       84756N109         6232  189601    Sole           0    189601      0      0
SUBURBAN PROPANE PARTNERS LP        UNIT LTD PARTN 864482104          716   12700    Sole           0     12700      0      0
SUNOCO LOGISTICS PARTNERS LP          COM UNITS    86764L108         1356   15625    Sole           0     15625      0      0
SOUTHERN UNION CO                        COM       844030106         3623  126602    Sole           0    126602      0      0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS  Y8564M105        13925  339644    Sole           0    339644      0      0
TEEKAY OFFSHORE PARTNERS LP         PARTNERSHIP UN Y8565J101        12033  394547    Sole           0    394547      0      0
TARGA RESOURCES CORP                     COM       87612G101        14602  402932    Sole           0    402932      0      0
TARGA RESOURCES PARTNERS LP            COM UNIT    87611X105        21316  614652    Sole           0    614652      0      0
VANGUARD NATURAL RESOURCES             COM UNIT    92205F106         3258  102490    Sole           0    102490      0      0
WESTERN GAS PARTNERS LP            COM UNIT LP INT 958254104         2183   62500    Sole           0     62500      0      0
WILLIAMS COS INC                         COM       969457100          594   19055    Sole           0     19055      0      0
WILLIAMS PARTNERS LP                 COM UNIT LP   96950F104        13216  255139    Sole           0    255139      0      0

                                                                   477485